Dykema Gossett PLLC
Franklin Square, Third Floor West
1300 I Street N.W.
Washington, DC 20005

www.dykema.com

Tel: (202) 906-8600
Fax: (202) 906-8669

July 7, 2010	Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	John Hancock Trust Registration Statement on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
     On behalf of John Hancock Trust (“JHT”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) JHT’s registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of a series of JHT (the “Acquired Fund”) by and in exchange for shares of another series of JHT (the “Acquiring Fund”). The Acquired Fund and the Acquiring Fund are named below:

Acquired Fund		Acquiring Fund
Strategic Bond Trust	—	Strategic Income Opportunities Trust
     It is proposed that the proxy statement/prospectus included in the Registration Statement will first be sent to shareholders on or about August 16, 2010.
     Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.

Very truly yours, Dykema Gossett pllc
/s/ Bruce W. Dunne
Bruce W. Dunne

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